Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying unaudited interim consolidated balance sheet as of June 30, 2026 and December 31, 2025, is analyzed as follows:

	June 30, 2026	December 31, 2025
Total long-term debt
Loan agreement	$13,500	$13,900
Finance lease liability	20,465	21,042
Less: Deferred financing costs	(144)	(183)
Total long-term debt, net of deferred financing costs	$33,821	$34,759

Current portion of long-term debt
Loan agreement	$1,910	$1,170
Finance lease liability	1,209	1,186
Less: Current portion of deferred financing costs	(70)	(76)
Current portion of long-term debt, net of deferred financing costs	$3,049	$2,280

Non-current portion of long-term debt
Loan agreement	$11,590	$12,730
Finance lease liability	19,256	19,856
Less: Non-current portion of deferred financing costs	(74)	(107)
Non-current portion of long-term debt, net of deferred financing costs	$30,772	$32,479

Annual Principal Payments
During the six-month period ended June 30, 2026, the weighted average interest rate on the borrowed portion of the Maui Term Loan Facility was 7.64%. The amount outstanding as of June 30, 2026, is repayable in quarterly installments, with a balloon payment due at maturity in December 2028:

Year	Amount
2026	$770
2027	2,280
2028	10,450
Total	$13,500

Finance Lease Liability
The following table presents such lease payments, including the purchase option, on an undiscounted basis:

Year	Amount
2026	$1,380
2027	2,738
2028	19,140
Total lease payments (undiscounted)	$23,258
Less: Discount based on incremental borrowing rate	(2,793)
Total finance lease liability	$20,465